ACQUISITION OF BITECH MINING (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES

The following table summarizes the consideration paid for Bitech Mining and the fair value amounts of assets acquired and liabilities assumed recognized at the acquisition date:

Purchase price	$1,113,679

Cash	$1,150,163
Total assets:	$1,185,163
Less: liabilities assumed	$(71,484)
Net assets acquired	$1,113,679
Purchase price in excess of net assets acquired	$0